Equity Method Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Detail) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		100.00%			100.00%
Reducing principal amount of interest rate swaps		$ 76,100			€ 70.1
Prepayments of long-term debt		$ 90,000	$ 608,501	$ 270,000
Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	8 years
Notional Amount	$ 160,000
Reducing principal amount of interest rate swaps	$ 70,400
Interest rate swap agreements [Member] | Derivative Instrument Interest Payment First Two Year [Member]
Schedule of Equity Method Investments [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	2.20%
Interest rate swap agreements [Member] | Derivative Instrument Interest Payment Period Last Six Year [Member]
Schedule of Equity Method Investments [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	2.36%
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		52.00%			52.00%
Number of vessels | Vessel		6
Refinancing of its short-term loan facilities by entering into long-term debt facilities	$ 963,000
Teekay LNG-Marubeni Joint Venture [Member] | Loan Facility [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel		4
Prepayments of long-term debt		$ 30,000
Teekay LNG-Marubeni Joint Venture [Member] | Contract Termination [Member] | Magellan Spirit [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel		1
Number of consecutive days off-hire		30 days
Teekay LNG-Marubeni Joint Venture [Member] | Collateral Pledged [Member]
Schedule of Equity Method Investments [Line Items]
Restricted cash account		$ 7,500
Teekay Lng [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability	$ 700	$ 200	$ 400